Acquired intangible assets, net	12 Months Ended
Dec. 31, 2013
Acquired intangible assets, net

8. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2012	2013
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,904,171	2,928,365

	$5,234,020	$5,258,214
Less: accumulated amortization	(3,437,654)	(3,777,851)

	$1,796,366	$1,480,363

The Group recorded amortization expenses of $439,965, $330,220 and $316,121 for the years ended December 31, 2011, 2012 and 2013, respectively. The amortization expenses of the above intangible assets will be approximately $301,669, $301,699, $301,699, $221,583 and $141,470 for 2014, 2015, 2016, 2017 and 2018, respectively.